UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21549


                          Energy Income and Growth Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2006- June 30, 2007
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Proxy Voting Record


Energy Income and Growth Fund
-----------------------------

MEETING                                 SECURITY     ITEM                               VOTE   VOTE WITH
DATE         COMPANY          TICKER    ID           NUMBER   AGENDA ITEM               CAST   MANAGEMENT    PROPONENT
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director James      For    Y             Management
                                                              Crump
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director Ernie      For    Y             Management
                                                              Danner
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director John       For    Y             Management
                                                              Eckel, Jr
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director Scott      For    Y             Management
                                                              Griffiths
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director Michael    For    Y             Management
                                                              Johnson
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director T Wm       For    Y             Management
                                                              Porter
5/24/2007    Copano Energy    CPNO      217202100    1        Elect Director Wm Thacker For    Y             Management
5/24/2007    Copano Energy    CPNO      217202100    2        Ratify Auditors           For    Y             Management
5/1/2007     Energy Transfer  ETP       29273R109    1        Stock Conversion          For    Y             Management
             Partners
4/25/2007    Magellan         MMP       559080106    1        Elect Director John       For    Y             Management
             Midstream                                        Desbarres
             Partners
4/25/2007    Magellan         MMP       559080106    1        Elect Director Patrick    For    Y             Management
             Midstream                                        Eilers
             Partners
4/25/2007    Magellan         MMP       559080106    1        Elect Director Thomas     For    Y             Management
             Midstream                                        Macejko Jr
             Partners
4/25/2007    Magellan         MMP       559080106    2        Amend Stock Compen Plan   For    Y             Management
             Midstream
             Partners
2/2/2007     U S Shipping     USS       903417103    1        Change Terms of           For    Y             Management
             Partners                                         Company's Class B
2/2/2007     U S Shipping     USS       903417103    2        Issue Additional Common   For    Y             Management
             Partners                                         Units Upon Conversion
5/21/2007    Williams         WPZ       96950F104    1        Stock Conversion          For    Y             Management
             Partners LP

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               ENERGY INCOME AND GROWTH FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2007
                           -------------------------

* Print the name and title of each signing officer under his or her signature.